LEASES - Net Value of Leased Assets (Details)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Sale Leaseback Transaction [Line Items]
Equipment	¥ 15,611,103,021		¥ 12,899,352,492
Less: accumulated depreciation	(3,863,719,503)		(3,497,199,736)
Net Value	12,455,443,559	$ 1,908,880,239	10,208,204,549
Leased Assets [Member]
Sale Leaseback Transaction [Line Items]
Equipment	1,072,214,761		1,510,944,643
Less: accumulated depreciation	(243,092,569)		(251,231,428)
Net Value	¥ 829,122,192		¥ 1,259,713,215